Note 9 - Intangible Assets	12 Months Ended
Dec. 31, 2022
Notes to Financial Statements
Intangible Assets Disclosure [Text Block]

Note 9 – Intangible Assets

Intangible assets consist of the following:

	December 31,
	2022	2021
Licenses	$–	$2,500
Branding, Sow Good	–	159,083
Branding, Sustain Us	–	48,399
Trademarks and patents	–	94,262
Total intangible assets	$–	$304,244

We evaluate the recoverability of intangible assets periodically by taking into account events or circumstances that may warrant revised estimates of useful lives or that indicate the asset may be impaired. Impairment analysis on intangible assets resulted in a loss of $310,173 for the year ended December 31, 2022.